Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS
Business combinations in 2018
:
During the year ended December 31, 2018, the Company completed several business combinations, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant.

Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

RMB
(In millions)
Purchase consideration	2,378

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,545
Intangible assets, net	1,424
Deferred tax liabilities	(292)
Pre-existing equity interests	(1,651)
Noncontrolling interests	(1,312)
Redeemable non-controlling interests (Note 19)	(698)
Goodwill	3,362

2,378

The aggregate purchase price allocation includes acquisition of certain acquirees, which were equity method investees of the Company prior to the acquisitions. In aggregate, a re-measurement gain relating to the Company’s pre-existing equity interest of RMB630 million was recognized during the year ended December 31, 2018. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition.
Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.
Business combinations in 2019:
During the year ended December 31, 2019, the Company completed several business combinations, total purchase consideration in aggregate was RMB1.2 billion, among which RMB978 million was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate.

Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	1,168

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229
Intangible assets, net	543
Deferred tax liabilities	(134)
Noncontrolling interests	(266)
Redeemable non-controlling interests (Note 19)	(182)
Goodwill	978

1,168

Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.
Business combinations in 2020:
During the year ended December 31, 2020, the Company completed several business combinations, total purchase consideration in aggregate was RMB3.5 billion (US$536 million), among which RMB4.0 billion (US$613 million) was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

	RMB	US$
	(In millions)
Purchase consideration	3,499	536

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,515	231
Intangible assets, net	1,116	171
Deferred tax liabilities	(229)	(35)
Pre-existing equity interests and debt investment	(2,103)	(322)
Noncontrolling interests	(798)	(122)
Goodwill	3,998	613

	3,499	536

The Company’s
pre-existing
equity interests in the acquired entities were remeasured to fair value at the acquisition date. For the year ended December 31, 2020, the Company recognized a net re-measurement
gain of RMB123 million (US$19 million) in “Others, net” in the consolidated statement of comprehensive income.
Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of opera
t
ions of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.
The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing
equity interests and debt investment or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.